Operating Leases - Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease costs	$ 34,759
Income from sub-leases	(1,761)
Net operating lease costs	$ 32,998